Employee Related Liabilities (Projected Benefit Obligation And Future Benefits Payable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	$ 24.4
2013	12.2
2014	12.5
2015	12.5
2016	13.0
2017-2021	64.5
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation, end of year	227.2	37.6
Accumulated benefit obligation, end of year	216.2	27.3
Fair value of plan assets, end of year	176.0	4.4
Health Care and Other Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	1.2
2013	1.3
2014	1.5
2015	1.4
2016	1.3
2017-2021	$ 6.4